SCHEDULE OF OPERATING LEASE COST AND SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Operating lease expense	$ 17,919		$ 41,811
Short term lease cost
Total lease expense	17,919		41,811	(0)
Operating cash flows from operating leases	17,866		17,866
Cash paid for amounts included in the measurement of lease liabilities	$ 17,866		$ 17,866
Weighted-average remaining lease term - operating leases	4 years 8 months 1 day		4 years 8 months 1 day
Weighted-average discount rate - operating leases	10.00%		10.00%